EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2014	2013	2012
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$151,387	$127,723	$103,334
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	11,444	9,064	17,656

Earnings allocated to Watsco, Inc. shareholders	$139,943	$118,659	$85,678

Weighted-average common shares outstanding - Basic	32,308,073	32,195,598	31,680,187

Basic earnings per share for Common and Class B common stock	$4.33	$3.69	$2.70

Allocation of earnings for Basic:
Common stock	$128,214	$108,690	$78,359
Class B common stock	11,729	9,969	7,319

	$139,943	$118,659	$85,678

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$151,387	$127,723	$103,334
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	11,435	9,053	17,656

Earnings allocated to Watsco, Inc. shareholders	$139,952	$118,670	$85,678

Weighted-average common shares outstanding - Basic	32,308,073	32,195,598	31,680,187
Effect of dilutive stock options	50,781	62,470	64,212

Weighted-average common shares outstanding - Diluted	32,358,854	32,258,068	31,744,399

Diluted earnings per share for Common and Class B common stock	$4.32	$3.68	$2.70

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year, therefore, no allocation of earnings to Class B common stock is required. At December 31, 2014, 2013 and 2012, our outstanding Class B common stock was convertible into 2,707,725, 2,704,832 and 2,706,338 shares of our Common stock, respectively.

Diluted earnings per share excluded 9,984, 1,066 and 17,492 shares for the years ended December 31, 2014, 2013 and 2012, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.